Annual Operating Expenses {- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund Retail PRO-12 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Retail Class	Oct. 30, 2020
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.52%